Investment in S & I Ophthalmic - Additional Information (Detail) (Subsequent Event [Member], S & I Ophthalmic [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2013
Subsequent Event [Member] | S & I Ophthalmic [Member]
Schedule Of Investments In Joint Venture [Line Items]
Initial capital contribution	$ 5,000
Membership interest	50.00%